Related party transactions (Tables)	12 Months Ended
Jun. 30, 2026
Related Party Transactions
Schedule of transactions occurred with related parties

The following transactions occurred with related parties during the year.

2026 USD
Shares issued to Advaitha Pty Ltd as trustee for The Advaitha Family Trust, an entity associated with Viswanatha Chetan Saligrama, a Director	3,000,069
Ordinary shares issued as consideration for the acquisition of Connect Simple Pty Ltd, of which approximately 97.96 percent were issued to Viswanatha Chetan Saligrama and to Advaitha Pty Ltd	98,004,476
Carrying amount of the note purchase agreement with Advaitha Pty Ltd at 30 June 2026	9,780,990
Interest paid to Advaitha Pty Ltd during the year	345,600
Promissory note held by the Saligrama Trust repaid to Advaitha Pty Ltd on 13 March 2026	243,000
Accounting and administrative services provided by Forest House Pty Ltd, an entity associated with Jay Stephenson	–
Remuneration of Roni Laserson, Head of Investor Relations and spouse of Natraj Balasubramanian	103,562
Loan payable by the Company to Natraj Balasubramanian, Chief Executive Officer and a Director, at 30 June 2026	8,957
Loans receivable by Mirragin RAS Consulting Pty Ltd from Defining Films Pty Ltd (AUD 276,780.24) and RELMS Business Services Pty Ltd (AUD 49,100.52), entities associated with Rob Sutton, at 30 June 2026	223,847